Financial Statement Details - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Royalties	$ 968	$ 845
Payroll and related expenses	7,778	3,608
Professional fees	0	0
Accrued interest	2,042	1,038
Deferred revenue	9,212	2,717
Operating lease liabilities	1,303	1,226
Accrued contract manufacturing liabilities	5,049	7,537
Other	4,795	4,078
Total accrued expenses and other current liabilities	$ 31,147	$ 21,049